Note 12 - Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 12.         Earnings Per Share

Basic earnings (loss) per share excludes dilution and is computed by dividing the loss available to common shareholders by the weighted-average number of shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, except for periods when the Company reports a net loss because the inclusion of such items would be antidilutive. The antidilutive effects of 23,104 shares from stock options and zero shares from warrants, and 29,456 shares from stock options and zero shares from warrants, were excluded from diluted shares for the three and nine months ended September 30, 2022, respectively. The antidilutive effects of 43,735 shares from stock options and zero shares from warrants, and 57,009 shares from stock options and 15,000 shares from warrants, were excluded from diluted shares for the three and nine months ended September 30, 2022, respectively.

Note 17.         Loss Per Share

Basic loss per share excludes dilution and is computed by dividing the loss attributable to common shareholders by the weighted-average number of shares outstanding for the period. Diluted (loss) income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, except for periods when the Company reports a net loss, because the inclusion of such items would be antidilutive. The antidilutive effect of 841,724 and 692,312 shares from stock options and 75,371 and 39,847 shares from warrants were excluded from diluted shares for the years ended December 31, 2022 and 2021, respectively.